Summary of principal accounting policies - Leases (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Jan. 01, 2022 CNY (¥)
Summary of principal accounting policies
Right-of-use assets	¥ 16,353	$ 2,303	¥ 12,442	¥ 31,132
Long term lease liabilities	7,641	1,076	854	25,807
Operating lease liability, current	7,399	1,042	9,761	22,132
Accumulated deficit	¥ (9,232,128)	$ (1,300,317)	¥ (9,319,229)	¥ 0